Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 10 — EQUITY

Ordinary shares

The Company was incorporated as a limited liability company on May 31, 2024, under the laws of the Cayman Islands. It is a holding company and does not actively engage in any business. According to its Amended and Restated Memorandum and Articles of Association, the Company is authorized to issue 5,000,000,000 ordinary shares with a par value of USD 0.00001 each.

On May 31, 2024, the date of its incorporation, 1 ordinary share was issued to Quality Corporate Services Ltd. This share was then transferred to Star Blessings Limited. On June 28, 2024, Acco Group Holdings Limited issued additional shares: 924 shares to Star Blessings Limited, 50 shares to Mr. Cheung Po LUI, and 25 shares to Mr. Po TSUI. As a result, the Company was owned by Star Blessings Limited (925 shares), Mr. Cheung Po LUI (50 shares), and Mr. Po TSUI (25 shares).

On June 21, 2024, Starry Prospect Limited, a subsidiary of Acco Group Holdings Limited, acquired all the issued shares of Accolade Consultants Limited and Accolade Corporate Services Limited at the consideration of HKD6,531,673 (USD837,934) and HKD8,768,765 (USD1,124,201), respectively. On the same day, Starry Prospect Limited also acquired all the issued shares of Accolade IP (SG) Pte. Ltd at the consideration of S$121,954 (USD90,457). As a result, all three companies became indirect wholly-owned subsidiaries of Acco Group Holdings Limited.

On August 8, 2024, the shareholders of Acco Group Holdings Limited, including Star Blessings Limited, Mr. Cheung Po LUI, and Mr. Po TSUI, approved a share subdivision. This subdivision split each issued and unissued share with a par value of USD 1 into 100,000 shares with a par value of USD 0.00001. Following the subdivision, the authorized share capital of the Company became USD 50,000, divided into 5,000,000,000 Ordinary Shares. The Company then had 100,000,000 issued and outstanding shares, with 92,500,000 shares held by Star Blessings Limited, 5,000,000 shares by Mr. Cheung Po LUI, and 2,500,000 shares by Mr. Po TSUI.

On August 16, 2024, Star Blessings Limited transferred 4,900,000 shares to Forever Peak Holdings Limited and 4,500,000 shares to River Wise Holdings Limited. Following these transfers, the ownership structure of the Company was as follows: Star Blessings Limited held 83,100,000 shares, Mr. Cheung Po LUI held 5,000,000 shares, Forever Peak Holdings Limited held 4,900,000 shares, River Wise Holdings Limited held 4,500,000 shares, and Mr. Po TSUI held 2,500,000 shares.

On July 11, 2025, the Company’s shareholders approved a one (1) for eight (8) reverse share split of its issued and unissued shares (the “Reverse Share Split”). Following the Reverse Share Split, our then existing 5,000,000,000 ordinary shares issued and unissued with a par value of USD 0.00001 each were divided into a total of 625,000,000 Ordinary Shares issued and unissued with a par value of USD 0.00008 each. The then existing 100,000,000 ordinary shares issued and outstanding were divided into 12,500,000 Ordinary Shares issued and outstanding, of which 10,387,500, 625,000, 612,500, 562,500 and 312,500 Ordinary Shares are held by Star Blessings Limited, Mr. Cheung Po LUI, Forever Peak Holdings Limited, River Wise Holdings Limited and Mr. Po TSUI, respectively. On July 11, 2025, the Company adopted the second amended and restated memorandum and articles of association.

The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company has 625,000,000 authorized shares, par value of USD 0.00008, of which 12,500,000 were issued and outstanding as of December 31, 2024 and June 30, 2025.

On October 17, 2025, the Company completed its initial public offering of 1,400,000 ordinary shares at a price of $4.00 per share, raising gross proceeds of $5,600,000. On November 19, 2025, the underwriters exercised their overallotment option, resulting in the issuance of an additional 49,900 Ordinary Shares, contributing $199,600 in additional gross proceeds. Total aggregate gross proceeds from the IPO and overallotment were $5,799,600, prior to deducting underwriting discounts, commissions, and offering expenses. The net proceeds $3,508,805 was credited to additional paid in capital under consolidated statements of changes in shareholders’ equity for the year ended December 31, 2025 after deducting underwriting discounts, commissions, and offering expenses amounted to $2,290,650.

As of December 31, 2025, the total ordinary shares outstanding of the Company increased to 13,949,900 shares. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

Dividends

The holders of Acco’s Ordinary Shares are entitled to such dividends as may be declared by our board of directors. In addition, our shareholders may declare dividends by ordinary resolution, but no dividend shall exceed the amount recommended by our directors. The directors may by board resolutions declare and pay interim dividends or recommend final dividends in accordance with the respective rights of the shareholders if it appears to our board that they are justified by the financial position of our Company and that such dividends may lawfully be paid. Under the laws of the Cayman Islands, our Company may pay a dividend out of either profit or the credit standing in our Company’s share premium account or as otherwise permitted by the Companies Act, provided that in no circumstances may a dividend be paid if this would result in our Company being unable to pay its debts as they fall due in the ordinary course of business immediately following the date on which the distribution or dividend is paid

The Company has not declared or paid any dividends for the six months ended December 31, 2025 and 2024. The Company currently intends to retain all future earnings for use in the operation and expansion of its business. Any future determination related to our dividend policy will be made at the discretion of our board of directors after considering our financial condition, results of operations, capital requirements, contractual requirements, business prospects and other factors the board of directors deems relevant, and will be subject to the restrictions contained in any future financing instruments.

Voting Rights

A resolution put to the vote of the meeting shall be decided on a poll. On a poll, a shareholder shall have one (1) vote for each share he holds, unless any shares carry special voting rights. A fraction of an Ordinary Share shall entitle its holder to an equivalent fraction of one (1) vote. As of December 31, 2025, the Company hold approximately 74.5% of the total voting power of the Group.